Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2020
5. Dividends on ordinary shares
Dividends on ordinary shares
	Half year ended 30.06.20	Half year ended 30.06.19

Dividends paid during the period	£m	£m
Ordinary shares	263	-
Preference shares	28	27
Total	291	27